Fountain Short Duration High Income Fund
SUMMARY SECTION
Investment Objectives
The Fountain Short Duration High Income Fund (the “Fund”) seeks income.
As a secondary objective, the Fund seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 21 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Fountain Short Duration High Income Fund (USD $)	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	1.00%		1.00%
Wire fee	20.00		20.00
Overnight check delivery fee	15.00		15.00
Retirement account fees (annual maintenance fee)	15.00		15.00
[1]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fountain Short Duration High Income Fund		Class A Shares	Class I Shares
Management fees		0.55%	0.55%
Distribution and/or service (12b-1) fees		0.25%	none
Shareholder servicing fee	[1]	0.05%	0.05%
All other expenses	[1]	0.52%	0.52%
Other expenses	[1]	0.57%	0.57%
Total annual fund operating expenses	[1]	1.37%	1.12%
Fee waivers and/or expense reimbursement	[1][2]	(0.13%)	(0.13%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[1][2]	1.24%	0.99%
[1]	Other expenses have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively. This agreement is effective until January 31, 2015 and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement..

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement arrangement with the Fund’s advisor. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Fountain Short Duration High Income Fund (USD $)	1 Year	3 Years
Class A Shares	694	972
Class I Shares	101	343

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in short duration high yield fixed, variable or floating rate debt securities. High yield securities, also referred to as “junk” bonds or “leveraged loans,” are securities rated BB+, Ba1 or below by independent rating agencies at the time of purchase or if unrated, determined to be of comparable credit quality by the Fund’s advisor or sub-advisor. The Fund’s strategy is managed on a day-to-day basis by Fountain Capital Management, L.L.C., the sub-advisor to the Fund (the “Sub-Advisor” or “Fountain”), subject to overall supervision by the Fund’s investment advisor, Palmer Square Capital Management LLC (the “Advisor”).

The types of debt securities in which the Fund invests include, but are not limited to, U.S. dollar denominated corporate bonds, notes, bank loans or leveraged loans, and government obligations. The Fund may invest in securities of issuers based outside of the U. S., which will typically be U.S. dollar denominated but may also include securities denominated in non- U.S. currencies. The Fund will generally target an average portfolio duration of between one and three years. Duration is a measure of the underlying portfolio’s price sensitivity to changes in prevailing interest rates. The longer a security’s duration, the more sensitive its price will be to changes in interest rates. For example, the approximate percentage change in the price of a security with a three-year duration would be 3% in response to a 1.00% increase in interest rates.

The Fund’s Advisor and Sub-Advisor believe that high yield securities with short maturities are often overlooked, inefficiently priced and offer attractive returns to patient investors. The Fund seeks returns over a full credit cycle while attempting to take on less risk relative to the broader high yield securities market. In pursuing the Fund’s investment objective, the sub-advisor seeks to identify securities of companies with improving credit fundamentals in attractive industries, thereby increasing the possibility of credit upgrade and decreasing the possibility of credit downgrade or issuer default. Furthermore, by targeting investments with a shorter maturity, the Sub-Advisor believes the fundamental credit visibility is better and, hence, less risky relative to than investing in longer maturity bonds.

The Sub-Advisor may use derivatives, including but not limited to, interest rate futures, index futures, swaps, as well as options on fixed income securities, interest rate futures, interest rate spreads and indices, to seek to hedge various market risks, to manage the effective maturity or duration of the securities held by the Fund.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than “diversified” funds.

Principal Risks

The Fund's principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

• General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

• Debt Securities Risks. The Fund’s investments in debt securities will be subject to credit risk, interest rate risk and prepayment risk.

• Interest Rate Risk. Changes in interest rates may adversely affect the value of the Fund’s investments in fixed income securities. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

• High Yield Bond Risk. The Fund’s investments in high-yield or “junk” bonds involve a greater risk of default. Junk bonds are speculative and are subject to a substantially higher degree of credit risk and price fluctuations than other types of debt securities. Junk bonds also tend to be less liquid than investment grade securities. Companies issuing high yield, fixed income securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to changes in the economy than those companies with higher credit ratings.

• Liquidity Risk. The Fund may invest in securities that may have little or no active trading market. The Fund may not be able to dispose of these securities promptly or at reasonable prices and may thereby experience losses and difficulty satisfying redemptions. Illiquid securities may also be difficult to value.

• Bank Loan Risk. The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose the Fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loan may not be highly liquid and the Fund may have difficulty selling them.

• Government-Sponsored Entities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities, such as Fannie Mae. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

• Derivatives Risk. Using derivatives can have a leveraging effect and increase fund volatility. A small investment in derivative instruments, or "derivatives," could have a potentially large impact on the Fund's performance. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, liquidity risk, operational leverage risk and counterparty credit risk. Recent legislation in the U.S. calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

• Leverage Risk. The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The fund may also have to sell assets at inopportune times to satisfy its obligation in connection with such transactions.

• Foreign Securities Risk. The Fund’s investment in foreign issuers involves risks not generally associated with investments in securities of U.S. companies, including risks relating to currency fluctuations, political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

• Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Advisor or Sub-Advisors cannot successfully implement their investment strategies. The value of your investment depends on the judgment of the Fund’s Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

• Non-Diversified Fund Risk. The Fund is classified as “non-diversified” and so it may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Therefore, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

• No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Performance

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.